Other Current Assets	12 Months Ended
Mar. 31, 2024
Other Current Assets [Abstract]
OTHER CURRENT ASSETS

NOTE 8 — OTHER CURRENT ASSETS

Other current assets consist of the following:

	As of March 31, 2024	As of March 31, 2023
	(US$)	(US$)
Balances with government authorities	$503,171	$507,696
Advance to suppliers	1,063,201	295,601
Advance to staff	3,380	2,972
TDS receivables	368,575	297,764
Advance payment of interest on loans	—	194,445
Advance payment of commission on loans	—	140,000
Other receivables – balance with director	—	214,458
	$1,938,327	$1,652,936